Property, plant and equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 0	$ 0
Property, plant and equipment, pledged as security	381,600,000		$ 356,400,000
Cost | Facility equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	37,800,000
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 11,900,000	$ 9,600,000